THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED DECEMBER 31, 2006.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           May 11, 2007
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     5
                                                   ----------
Form 13F Information Table Value Total:           $   269,863
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                             Form 13F Information Table
                                             Satellite Asset Management, L.P.
                                             For Quarter Ended December 31, 2006



                                                           Market    Share/                                 Vtng    Vtng   Vtng
                                                           Value     Prn       SH/   Put/ Invstmnt  Other   Authr   Authr  Authr
Name of Issuer              Title of Class     Cusip      x 1000     Amt       PRN   Call Dscrtion  Mngr    Sole    Shrd   None
--------------	            --------------  ----------   -------    ---------- ----  ----  -------  ----    ----    ----  -----
CAREMARK RX INC                 COM         141705103   $8,567       150,000     SH          SOLE          150,000
CAREMARK RX INC                 CALL        141705903   $11,422      200,000     SH   Call   SOLE          200,000
CAREMARK RX INC                 PUT         141705953   $8,567       150,000     SH   Put    SOLE          150,000
EQUITY OFFICE PROPERTIES TRU    COM         294741103   $49,607    1,029,840     SH          SOLE        1,029,840
UNIVISION COMMUNICATIONS INC    CL A        914906102   $191,700   5,412,200     SH          SOLE        5,412,200


REPORT SUMMARY: 5 Securities                       Total     $269,863